SHAREHOLDERS' EQUITY - Narrative (Details)					1 Months Ended					12 Months Ended
	Nov. 15, 2021 USD ($) $ / shares shares	Aug. 31, 2021 $ / shares shares	Apr. 30, 2021 USD ($) shares	Dec. 01, 2020 USD ($) item $ / shares shares	Sep. 30, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($) item shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares shares	Jun. 09, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Apr. 30, 2020 $ / shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized		900,000,000			900,000,000					180,000,000	180,000,000		900,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001			$ 0.001					$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued										12,918,866	18,512,605		11,275,788
Common stock, shares outstanding										12,918,866	18,512,605		11,275,788
Common stock authorized after Reverse Share Split (shares)					180,000,000
Reverse stock split ratio		0.2			0.2
Fractional shares issued					0
Authorized amount of shares that can be issued by the company | $									$ 300,000
Shares issued	909,262			3,271,541		156,032		25,185
Number Of Units Issued				3,271,541
Share price | $ / shares	$ 6.19					$ 4.00
Number of common stock that will be issued per unit				1					1
Shares issue price | $ / shares	$ 5.25			$ 3.20					$ 4.05
Number of warrants that will be issued per unit				1					0.5
Common share purchase warrants per unit				1								1
Term of warrants				5 years								48 months
Warrant exercise price (in dollars per share) | $ / shares				$ 3.90					$ 5.65			$ 7.55		$ 5.00
Proceeds from Issuance of Private Placement | $	$ 4,750,000			$ 9,500,000				$ 102,000
Value of shares issued on settlement of employee compensation | $	$ 435,000
Number of surgeons who are majority owners | item								2
Shares issued on settlement of accounts payable							10,000
Accounts payable settled on issuance of common stock | $							$ 40,000
Number of management members who participated in the financing | item				3
Number of independent members who participated in the financing | item				2
Outstanding principal | $										$ 60,000
Shares issued on conversion of debt										13,384
Amended Stock Option Plan
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of shares authorized										2,000,000
Three Management Members And Two Independent Members
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued				95,291
Sentry Neuromonitoring, LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Value of common stock issuable | $			$ 1,625,000
Common stock issuable			237,226
Held in escrow, Value | $			$ 650,000
Held in escrow, Shares			94,891
Common stock lock up period			12 months